Financial assets - Disclosure of Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Loans
Non-current loans and receivables	₨ 164	$ 2	₨ 140
Others
Other non-current financial assets	3,254	43	2,999
Loans
Current loans and receivables	623	8	56
Others
Other current financial assets	2,178	29	3,697
Financial assets measured at amortised cost
Loans
Non-current loans and receivables	164	2	140
Others
Other non-current financial assets	3,254	43	2,999
Loans
Current loans and receivables	623	8	56
Others
Other current financial assets	2,178	29	3,697
Financial assets measured at amortised cost | Security Deposits
Loans
Non-current loans and receivables	164	2	140
Financial assets measured at amortised cost | Deferred Consideration Receivable
Others
Other non-current financial assets	1,936	26
Others
Other current financial assets	610	8	1,936
Financial assets measured at amortised cost | Bank Deposits
Others
Other non-current financial assets	1,318	17	2,999
Financial assets measured at amortised cost | Loans To Related Parties
Loans
Current loans and receivables			11
Financial assets measured at amortised cost | Loans and Advances to Third Party
Loans
Current loans and receivables	556	7
Financial assets measured at amortised cost | Security deposits
Loans
Current loans and receivables	67	1	45
Financial assets measured at amortised cost | Advances Recoverable
Others
Other current financial assets	153	2	154
Financial assets measured at amortised cost | Government Grant Receivable Viability Gap Funding
Others
Other current financial assets	0	0	302
Financial assets measured at amortised cost | Government Grant Receivable Generation Based Incentive Receivable
Others
Other current financial assets	783	10	859
Financial assets measured at amortised cost | Interest Accrued On Fixed Deposits
Others
Other current financial assets	444	6	394
Financial assets measured at amortised cost | Interest Accrued On Loan to Third Party
Others
Other current financial assets	40	1
Financial assets measured at amortised cost | Others
Others
Other current financial assets	₨ 148	$ 2	₨ 52